MINIMUM CAPITAL REQUIREMENTS	12 Months Ended
Dec. 31, 2024
MINIMUM CAPITAL REQUIREMENTS
MINIMUM CAPITAL REQUIREMENTS

33 . MINIMUM CAPITAL REQUIREMENTS

The Central Bank requires financial institutions to maintain minimum capital amounts measured as of each month's closing, The minimum capital is defined as the greater of (i) the basic minimum capital requirement, which is explained below, or (ii) the sum of the credit risk, operational risk and market risk, Financial institutions (including their domestic Argentine and international branches) must comply with the minimum capital requirements both on an individual and a consolidated basis.

The following table sets forth information regarding excess capital and selected capital and liquidity ratios of the Bank:

As stated above under “Presentation of Financial and Other Information”, we have prepared our audited consolidated financial statements for 2024, 2023 and 2022 under IFRS, Minimum capital requirement has been prepared in accordance with the rules of the Argentine Central Bank, which is not comparable to data prepared under IFRS.

	Year ended December 31,
	2024	2023 (3)	2022 (4)

	(in thousands of Pesos except percentages and ratios)
Calculation of excess capital:
Allocated to assets at risk	182,998,532	113,069,951	140,574,334
Allocated to Bank premises and equipment, intangible assets and equity investment assets	23,723,556	23,209,663	25,415,799
Market risk	17,327,442	6,484,215	11,487,308
Public sector and securities in investment account,	534,442	592,757	4,242,194
Operational risk	74,466,666	51,026,023	55,528,568
Required minimum capital under Central Bank rules	299,050,638	194,382,609	237,248,203
Basic net worth	824,470,904	732,667,574	526,365,675
Complementary net worth	—	—	17,632,600
Deductions	(233,821,244)	(222,220,695)	(169,964,031)
Total capital under Central Bank rules	590,649,660	510,446,879	374,034,244
Excess capital	291,599,022	316,064,270	136,786,041
Credit Risk Weighted Assets (1)	2,557,622,021	1,672,850,285	2,057,126,334
Risk Weighted Assets (1)	3,662,675,501	2,379,950,437	2,904,024,550
Selected capital and liquidity ratios:
Regulatory capital/credit risk weighted assets	23.1%	30.5%	18.2%
Regulatory capital/risk weighted assets	16.1%	21.4%	12.9%
Average shareholders’ equity as a percentage of average total assets	17.8%	14.5%	12.2%
Total liabilities as a multiple of total shareholders’ equity	5.4x	6.3x	8.3x
Cash as a percentage of total deposits	20.2%	14.4%	8.7%
Liquid assets as a percentage of total deposits (2)	55.6%	83.1%	65.8%
Common Equity Tier 1 Capital (CET1) / risk weighted assets	16.1%	21.4%	12.3%

(1)	Risk Weighted Assets includes operational risk weighted assets, market risk weighted assets, and credit risk weighted assets, Operational risk weighted assets and market risk weighted assets are calculated by multiplying their respective required minimum capital under Central Bank rules by 12.5, Credit Risk Weighted Assets is calculated by applying the respective credit risk weights to our assets, following Central Bank rules,
(2)	Liquid assets include cash, securities issued by the Central Bank, and Repo transactions with the Central Bank. This ratio does not consider other government securities held by the Company to set Minimum Reserve Requirements.

(3)	Amounts corresponding to applying Communication “A” 8009 retrospectively for comparative purposes. Values adjusted for inflation

(4)	Values adjustment for inflation.